Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Parenthetical) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Salobo [member] | Mill Throughput Capacity Expansion [member] | Bottom of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	$ 113
Salobo [member] | Mill Throughput Capacity Expansion [member] | Top of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	923
Salobo [member] | Salobo Three Expansion [member] | Mill Throughput Capacity Expansion [member] | Bottom of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	570
Salobo [member] | Salobo Three Expansion [member] | Mill Throughput Capacity Expansion [member] | Top of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	670
Constancia [member] | Gold [member]
Disclosure of contractual obligations [line items]
Potential upfront cash consideration to be paid	4
No scheduled due date [member] | Rosemont [member]
Disclosure of contractual obligations [line items]
Contingent transaction costs	$ 1